Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Debt Obligations
The Company's debt obligations were as follows:

	December 31,
(dollars in millions)	2011	2010

Senior notes:
Floating rate notes due June 2, 2014	$250.0	$–
6.375% notes due July 15, 2018	450.0	450.0
4.5% notes due June 1, 2021	250.0	–
7.0% notes due July 15, 2038	300.0	300.0
5.95% notes due June 1, 2041	250.0	–
Unamortized original issue discount	(3.8)	(1.8)
Convertible debentures:
2.5% notes due June 15, 2026	–	500.0
Unamortized discount	–	(6.9)
Other debt	70.0	37.5
Obligations under capital leases	18.6	14.0
	1,584.8	1,292.8
Current maturities	(10.6)	(519.9)
Long-term maturities	$1,574.2	$772.9

Interest expensed and paid
Information on interest expensed and paid during the three years ended December 31, 2011 was as follows:

	Year Ended December 31
(dollars in millions)	2011	2010	2009

Interest expensed	$92.4	$82.2	$92.4
Interest paid	$102.8	$73.0	$82.0